Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares share based compensation			7,049,833		5,235,253
Options vested			10 years		10 years
Stock based compensation	$ 132	$ 240	$ 493	$ 717	$ 961	$ 335
Weighted Average Exercise Price, Granted			$ 1.17		$ 0.42
Share based payment arrangement expense					$ 411	$ 401
Cost not yet recognized, period for recognition			3 years 9 months 18 days		1 year 7 months 2 days	1 year 10 months 2 days
Unrecognized compensation expense	$ 1,083		$ 1,083
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares share based compensation			207,853